Regulatory Matters	9 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory Matters
Regulatory Matters

The Federal Reserve and bank regulatory agencies require bank holding companies and financial institutions to maintain capital at adequate levels based on a percentage of assets and off-balance sheet exposures, adjusted for risk weights ranging from 0% to 100%. Under the capital adequacy guidelines, regulatory capital is classified into two tiers. These guidelines require an institution to maintain a certain level of Tier 1 and Tier 2 capital to risk-weighted assets. Tier 1 capital consists of common shareholders' equity, excluding the unrealized gain or loss on securities available for sale, minus certain intangible assets. In determining the amount of risk-weighted assets, all assets, including certain off-balance sheet assets, are multiplied by a risk-weight factor of 0% to 100% based on the risks believed to be inherent in the type of asset. Tier 2 capital consists of Tier 1 capital plus the general reserve for loan losses, subject to certain limitations. The Bank is required to maintain capital at a minimum level based on total average assets, which is known as the Tier 1 leverage ratio.

Failure to meet minimum capital requirements can initiate certain mandatory and discretionary actions by regulators that could have a material adverse effect on the Company.  As of December 31, 2012 and March 31, 2012, the Bank was categorized as “well capitalized” under the regulatory framework for prompt corrective action.  There are no conditions or events that management believes have changed that classification as of the date of this Annual Report. The Company and the Bank’s regulatory capital amounts and ratios are as follows as of the dates indicated:

	Actual		For Capital Adequacy		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2012
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$68,639	16.5%	$16,619	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	84,148	20.3%	33,237	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	68,639	7.7%	35,552	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$80,822	19.5%	$16,606	4.0%	$24,909	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	86,012	20.7%	33,212	8.0%	41,515	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	80,822	9.1%	35,541	4.0%	44,426	5.0%

March 31, 2012
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$67,360	14.9%	$18,031	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	83,666	18.6%	36,314	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	67,360	7.4%	36,314	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$78,555	17.4%	$18,022	4.0%	$27,033	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	84,298	18.7%	36,043	8.0%	45,054	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	78,555	8.7%	36,303	4.0%	45,379	5.0%